Organization and Business Operations (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended										1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2008	Mar. 28, 2008 Private Placement [Member]	Dec. 31, 2009 IPO [Member]	Oct. 16, 2009 IPO [Member]	Dec. 31, 2012 Restated Amount Reflecting Reverse Stock Split [Member]	Dec. 31, 2011 Restated Amount Reflecting Reverse Stock Split [Member]	Oct. 16, 2009 Restated Amount Reflecting Reverse Stock Split [Member] Private Placement [Member]	Mar. 28, 2008 Restated Amount Reflecting Reverse Stock Split [Member] Private Placement [Member]	Dec. 31, 2009 Restated Amount Reflecting Reverse Stock Split [Member] IPO [Member]	Dec. 31, 2012 Investor And Public Relations Escrow Agreement [Member]	Dec. 31, 2009 Securities Escrow Agreement [Member]	Dec. 31, 2009 Securities Escrow Agreement [Member] Restated Amount Reflecting Reverse Stock Split [Member]	Dec. 31, 2008 Performance Threshold 2008 [Member]	Dec. 31, 2009 Performance Threshold 2009 [Member]	Dec. 31, 2009 Performance Threshold 2009 [Member] Restated Amount Reflecting Reverse Stock Split [Member]	Dec. 31, 2009 Performance Thresholds Actual [Member]	Dec. 31, 2008 Performance Thresholds Actual [Member]	Dec. 31, 2009 Performance Thresholds Actual [Member] Restated Amount Reflecting Reverse Stock Split [Member]	Dec. 31, 2008 Performance Thresholds Actual [Member] Restated Amount Reflecting Reverse Stock Split [Member]	Mar. 28, 2008 Series A Warrant [Member]	Mar. 28, 2008 Series A Warrant [Member] Private Placement [Member]	Mar. 28, 2008 Series A Warrant [Member] Restated Amount Reflecting Reverse Stock Split [Member]	Mar. 28, 2008 Series B Warrant [Member]	Mar. 28, 2008 Series B Warrant [Member] Private Placement [Member]	Mar. 28, 2008 Series B Warrant [Member] Restated Amount Reflecting Reverse Stock Split [Member]
Organization and Nature of Operations [Line Items]
Proceeds from Issuance of Private Placement								$ 15,500,000	$ 39,700,000
Issuance of common stock in exchange for cash, shares									2,300,000						287,500
Preferred Units, Issued							9,117,647	9,117,647																		1,940,885			1,933,637	1,933,637
Common stock price per share							$ 15,500,000	$ 1.70		$ 17.25			$ 138													$ 81.60			$ 102
Warrant, exercise price																										$ 10.20	$ 12.75	$ 81.60	$ 12.75	$ 12.75	$ 102
Share conversion ratio								0.625
Warrant rights of exercisable amount of comon stock								3,799,020						474,877												242,611	1,899,510		241,705
Warrant expiration date								Mar. 28, 2013																		Mar. 28, 2013			Mar. 28, 2013	Mar. 28, 2013
Escrow shares relating to agreement with Vision																	6,078,431	759,804
Net sales	58,995,918	83,221,544	156,053,109	195,260,160	365,624,781	370,500,420													9,400,000	11,150,000		10,800,000	9,000,000
Diluted earnings per share	$ (0.955)	$ 0.006	$ (0.693)	$ 0.544	$ (2.95)	$ (1.63)					$ (23.63)	$ (13.05)							$ 0.69	$ 0.81	$ 6.48	$ 1.02	$ 0.87	$ 8.16	$ 6.96
Net cash from operations																							18,700,000
Amount raised through the sale of common stock																$ 300,000